Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill
Schedule of changes in the carrying amount of goodwill

	2015	2016	2017
	$	$	$
Balance as of January 1	40,563,075	39,807,243	39,018,058
Goodwill recognized upon acquisition (Note 3)	—	—	1,927,500
Impairment	—	—	(41,222,971)
Exchange rate translation	(755,832)	(789,185)	277,413

Balance as of December 31	39,807,243	39,018,058	—